                                                                      [LOGO]

                                                                             / /
                                                                       AIM JAPAN
                                                                     GROWTH FUND
                                                              FORMERLY GT GLOBAL
                                                               JAPAN GROWTH FUND

                                                                             / /
                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 1998

                                                                     INVEST WITH
                                                                  DISCIPLINE-SM-

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Financial
Statements...........         F1

Views  of the  Fund's management
described in this report are  as
of  the date  written. Portfolio
holdings and allocations are  as
of   June   30,   1998,   unless
otherwise  noted.  These  views,
portfolio holdings and
allocations   may  have  changed
subsequently.

MESSAGE FROM THE CHAIRMAN

Dear Fellow Shareholder,

We are pleased to send you this semiannual report. In the time since you received your last report, there have been a few changes. Your Fund is now a part of The AIM Family of Funds-Registered Trademark- and has adopted the AIM name. Thanks to a vote of approval by GT Global shareholders, A I M Advisors, Inc., became the new investment advisor to GT Global Funds, effective May 29, 1998.

We believe you'll enjoy many advantages as a member of The AIM Family of Funds-Registered Trademark-. You'll have access to a greater variety of investment choices, and you'll benefit from AIM's commitment to excellence in shareholder service. Most of all, you'll be part of an expanded fund family that is one of the largest and most respected in the industry. A complete list of Funds included in the AIM family can be found inside the back cover of this report. If you would like more information on any of these Funds, we suggest you talk with your financial consultant to discuss their suitability for your investment objectives, risk tolerance, and asset allocation.

Though the Funds are wearing a new name, your investments will continue to seek their stated objectives and receive expert, professional management. In the report that follows, you'll find commentary from managers you know, with the depth of coverage you've come to expect.

Effective September 8, GT Global accounts will be fully integrated into the AIM Family of Funds-Registered Trademark-. For account information, service, and transactions, you will contact AIM's Client Services Department at 800-959-4246. Account information is also available on the AIM website at www.aimfunds.com or on our automated AIM Investor Line at 800-246-5463.

Thank you for your past support of GT Global Funds. AIM is looking forward to continuing a satisfying relationship with you and helping you reach your financial goals.

Sincerely,


/s/ Charles T. Bauer

Charles T. Bauer
Chairman
The AIM Family of Funds-Registered Trademark-

AIM JAPAN GROWTH FUND
PERFORMANCE SUMMARY


Investment Objective

The Fund seeks long-term growth of capital by investing primarily in securities of issuers located in Japan.



                   AIM JAPAN GROWTH FUND CLASS A         MSCI Japan Index
7/19/85                     9525                              10000
                            9534.52                            9582
                            9486.9                             9813.14
                           10458.5                            10855.5
                           10858.5                            11199
                           11411                              11367.2
                           11811                              12040.7
                           12296.8                            12375.2
                           13439.8                            13867.6
                           15307.7                            16844.6
                           16136.7                            17487.3
                           16252.4                            17373.7
                           17168.1                            19140.2
                           19404.5                            21672.9
                           20763.7                            23645.4
                           20040.7                            24237.3
                           16300.6                            21006
                           17852.5                            22400.6
                           19047.9                            24048.1
                           19394.9                            27918.2
                           19414.2                            28420.9
                           19864.3                            31536.8
                           21663.7                            36500.8
                           23064.3                            36436.5
                           23882.2                            33740
                           24996.5                            32561
                           28032.9                            36621.4
                           29944.7                            35329
                           24740.9                            32680.6
                           26022.1                            33988.9
                           28974.1                            34432.4
                           29771.5                            36289.7
                           32989.3                            39033.3
                           34710.1                            41978
                           37564.2                            42418
                           36319                              40505.2
                           35199.8                            38981.5
                           35031.9                            40771.9
                           33800.8                            37695
                           34023.8                            39321.4
                           32675.2                            42606.1
                           35569.1                            46396
                           35313.2                            46665.7
                           37785.4                            46807.3
                           39656.3                            47715.9
                           40758.8                            46052.9
                           42128.6                            45981.6
                           42162                              43380.6
                           40491.5                            41440.7
                           46004                              46941.3
                           46538.5                            43705.6
                           50681.2                            46494.5
                           49144.4                            45279.3
                           51416.2                            47592.6
                           56758.7                            47509.1
                           57970.7                            44654.8
                           54784.8                            40041.4
                           48966.9                            32280.4
                           47685.6                            32691.1
                           54854                              37373.5
                           55442.7                            35632.5
                           57001.1                            35155.4
                           49470.2                            31738.5
                           39569.1                            26548.4
                           46580.9                            32989.1
                           41824.2                            29029.2
                           40450                              30397.7
                           40309.1                            31266
                           45136.3                            35213.1
                           44854.4                            33027.5
                           44995.4                            33854
                           45382.9                            33702.5
6/30/91                    45065.8                            31281.1
                           45382.9                            32252.2
                           41824.2                            30474.8
                           44854.4                            33140.5
                           45030.6                            34576.6
                           39287.3                            32138.9
                           39322.5                            33159.8
                           37525.5                            31627.8
                           36045.6                            28991.3
                           32698.3                            25852.6
                           31641.2                            24265.2
                           33156.3                            26210.7
                           32099.3                            23818.6
                           30760.3                            23550.4
                           32275.4                            27727.2
                           31746.9                            27067.2
                           30478.4                            25814.7
                           30619.4                            26486.1
                           30863.9                            26099.1
                           30757.4                            26018.4
                           31467                              27149.6
                           34588.8                            30973.8
                           38455.7                            36484.1
                           39519.9                            37494.1
                           38704                              36979.2
                           40797.1                            39326.4
                           41896.8                            40189.3
                           42322.5                            38284
                           42180.6                            38114.8
                           39555.4                            31793.7
                           41187.3                            32806.7
                           44131.8                            38108.2
                           46473.2                            39855.6
                           45692.7                            38155.6
                           46295.8                            39786.9
                           46437.7                            40662.6
                           48779.1                            42673.1
                           47395.6                            41145.4
                           46863.4                            41430.5
                           45231.5                            40412.7
                           45338                              41525.9
                           43067.5                            39441.2
                           43890.7                            39898.8
                           40278.3                            37576.9
                           38688.8                            35767.2
                           39700.3                            39064.1
                           39808.7                            40976.3
                           37930.2                            38440.8
                           38833.3                            36609.7
                           42156.8                            39529.2
                           43204.4                            37945.1
                           44179.7                            38272
                           43132.1                            36136.3
                           43059.9                            38280.1
                           44740                              40242
                           44699.3                            39717.9
                           44007.9                            39015.5
                           44577.3                            40397.1
                           46244.9                            42698.7
                           45065.4                            40505.9
                           45594.2                            40724.8
                           44821.4                            38905.8
                           43438.5                            37171.6
                           43641.9                            38464
                           42218.3                            35887.8
                           41892.9                            36576.8
                           41417.6                            34052.9
                           40738.6                            30350.6
                           40611.3                            31063.8
                           40059.6                            30044.6
                           42096.6                            31138.3
                           45236.8                            34581.8
                           45873.4                            37170.7
                           45830.9                            36042.7
                           42096.6                            32921
                           41926.8                            32427.6
                           40017.2                            29411.8
                           38362.2                            27610.2
                           38110.4                            26034.3
                           39131.2                            28361.1
                           38620.8                            28513
                           38110.4                            26577.1
                           38620.8                            26473.4
                           38152.9                            25022.2
6/30/98                    38106                              25,357



The chart above shows the performance of AIM Japan Growth Fund Class A shares since the Fund's inception, versus the MSCI Japan Index. This represents a cumulative return of 281.06% and an average annual total return of 10.88% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 5.50% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $10,552 on June 30, 1998. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% at the beginning of the seventh year), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $10,166 on June 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS %(1)
JUNE 30, 1998


SHARE CLASS            WITHOUT SALES CHARGE(2)                WITH SALES CHARGE
                 1-YEAR   5-YEAR  10-YEAR   LOF       1-YEAR  5-YEAR  10-YEAR   LOF
-----------------------------------------------------------------------------------

CLASS A(3)       -16.27    -0.15    0.88   11.37      -20.88   -1.28    0.31  10.88
CLASS B(3)       -16.77    -0.80    N/A     1.19      -20.92   -1.13    N/A    1.03
ADVISOR CLASS(4) -16.05     N/A     N/A     0.54        N/A     N/A     N/A    N/A



HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)


           1988      1989    1990   1991    1992   1993     1994  1995   1996   1997
CLASS A   21.88(3)  60.73  -28.73  -2.79  -21.51  33.45     6.56  1.94  -7.43  -7.99
CLASS B    N/A       N/A     N/A    N/A     N/A   17.46(3)  5.81  1.2   -8.05  -8.42


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 5.50% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3) The Fund began operations (Class A shares) on July 19, 1985; Class B shares commenced on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor
    Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more complete information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM


Q  HOW DID AIM JAPAN GROWTH FUND PERFORM DURING THE REPORTING PERIOD?

A The Fund's total return was 0.78% for Class A shares and 0.46% for Class B shares for the six-month period ended June 30, 1998 excluding sales charges. We are pleased to report that the Fund outperformed the Morgan Stanley Capital International (MSCI) Japan Index5 of Japanese stocks, which returned -2.52% during the same six-month period. During this difficult time for the Fund's investment region, we are particularly pleased that the Fund continued to rank first according to Lipper Analytical Services, measured against all Japan funds for the 10-year and 5-year periods ended June 30, 1998.


LIPPER RANKINGS
JUNE 30, 1998



CLASS A SHARES

                  AIM FUND      JAPAN FUNDS
PERIOD            RANK IN        CATEGORY        TOP %
10 Years             1               3             34%
5 Years              1               9             12%
3 Years              4              15             27%
1 Year               4              30             14%

CLASS B SHARES
5 Years              2               9             23%
3 Years              5              15             34%
1 Year               5              30             17%


Lipper Analytical Services is a mutual fund performance monitor. Rankings are based on total returns and are versus all Japanese funds, excluding sales charges, and including fees and expenses.

Q  WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

A Unfortunately, the Japanese financial markets suffered through another difficult period of little economic growth. In fact, during the reporting period the economy officially slipped into a recession. The Fund's outperformance was particularly encouraging given such a challenging economic backdrop.

Japanese equities did perform well in the first two months of the year following news about possible economic stimulus packages, reforms, and tax cuts by the government. However, once investor sentiment decided that little government action would actually occur, markets gave back the gains from early in the year. The yen continued to weaken, and in June the U.S. Federal Reserve stepped in to stop the yen's slide. A decade ago such action would have been unthinkable. However, it is unlikely that 10 years ago anyone could have accurately predicted Japan's current economic malaise.

Q  WHAT ARE YOUR THOUGHTS ABOUT THE U.S. INTERVENTION?

A We believe the move was necessary to avoid the appearance of "benign neglect" and to dampen speculative activity against the yen. U.S.
intervention has been accompanied by pressure on Japan for more substantial policy reactions. Japanese authorities will now have more time to devise a concrete plan to revitalize their banking system. This would be a prerequisite for economic recovery, which we expect will remain very difficult otherwise.

Q WHAT DO YOU THINK JAPAN SHOULD DO TO IMPROVE ITS ECONOMIC SITUATION?

A Japan's banking system is in shambles and in desperate need of repair. Political leaders need to shut down insolvent banks and address the huge reservoir of bad loans. Part of the problem is that Japanese banks have halted almost all lending and brought economic growth practically to a standstill. Historically lending has driven the country's economic engine of necessary capital.

Additionally, we believe the government should cut income and corporate taxes to stimulate domestic demand. Due to the lack of confidence in the economy and financial institutions, many Japanese are hoarding cash instead of spending it. This trend further exacerbates the country's economic problems.

Shortly after the end of the reporting period, the Japanese people may have given their government the mandate needed for real economic reform.

                                                                CONTINUED P.4


(5) The MSCI Japan Index is an arithmetic average, weighted by market value, of the performance of 310 securities listed on the Japanese stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars. Indices are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM CONTINUED


In Parliamentary elections on July 12, voters delivered a stunning blow to the ruling Liberal Democratic party, which led to the resignation of Prime Minister Ryutaro Hashimoto. His successor, Foreign Minister Keizo Obuchi, is well aware that his electorate, tired of watching Japan's economy lie fallow while many of the world's economies thrive, wants immediate economic reforms. How that mandate will be addressed remains to be seen.

Q  WHAT TYPES OF COMPANIES DO YOU FIND ATTRACTIVE?

A We continue to believe four kinds of stocks may grow in this economic environment: those that can take advantage of major trends, such as the graying of Japan; beneficiaries of the yen's long-term weakness; companies entering new markets; and businesses that can maintain pricing power.

Within this framework, we have identified such companies as Sony Corp., Canon Inc., and Bridgestone Corp. These three familiar companies, all among the Fund's top 10 holdings, have benefited from continued strong U.S. demand and a weaker yen. The Fund's top holding, Takeda Chemical Industries, is the country's leading pharmaceutical manufacturer. Its strong drug pipeline and the dependability of its earnings profile have proved very attractive.

Q  WHICH INDUSTRIES WERE ATTRACTIVE?

A Our allocation of net assets did not change much during the reporting period, as services, consumer durables, and health care remained the Fund's top three industry sectors. We increased our weighting in the services sector, the Fund's largest industry sector, by 1%, to 18.3%.

We concentrated on a narrow cross-section of industry sectors, notably internationally competitive exporters and a small number of niche domestic growth companies. Ito-Yokado, one of Japan's best-managed retailers and owner of the fast-growing and very successful 7-11 convenience stores, is an example of a services company that experienced share price gains as gross margins continued to improve.

Our health care weighting remained at approximately 12% of the portfolio. We looked for companies well positioned to gain from the aging of Japan, since its population is aging faster than any other country's. One such company is Yamanouchi Pharmaceutical, a manufacturer and marketer of a wide assortment of pharmaceuticals for both human and veterinary use.

Q  WHAT IS YOUR NEAR-TERM OUTLOOK?

A Without policy action and corporate restructuring, we foresee no substantial rally in the Japanese stock market. In fact, further declines are possible. However, if Mr. Obuchi begins to address the financial problems with strong measures, our outlook for Japanese equities could, finally, improve.


ALLOCATION OF NET ASSETS %
JUNE 30, 1998

SERVICES                      18.3
CONSUMER DURABLES             15.9
HEALTH CARE                   11.8
TECHNOLOGY                     9.9
FINANCE                        7.8
CAPITAL GOODS                  7.2
CONSUMER NON-DURABLES          4.6
MATERIAL/BASIC INDUSTRY        3.1
SHORT TERM & OTHER            21.4


Allocations will change based on current market conditions. A complete listing of holdings and allocations may be found in the Financial Statements section of this report.




AIM JAPAN GROWTH FUND
KEY PORTFOLIO HOLDINGS(6)                % OF
                                       NET ASSETS
TAKEDA CHEMICAL INDUSTRIES                7.4
SONY CORP.                                5.3
NICHIEI CO., LTD.                         4.7
CANON, INC.                               4.7
ITO-YOKADO CO., LTD.                      4.5
BRIDGESTONE CORP.                         4.4
SOUTHLAND CORP.                           4.2
MATSUSHITA-KOTOBUKI ELECTRONICS LTD.      4.0
CITIZEN WATCH CO., LTD.                   3.9
YAMANOUCHI PHARMACEUTICAL                 3.2



(6) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

AIM JAPAN
GROWTH FUND
(FORMERLY
GT GLOBAL JAPAN
GROWTH FUND)

FINANCIAL
STATEMENTS

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                        VALUE        % OF NET
EQUITY INVESTMENTS                                                        SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Services (18.3%)
  Ito-Yokado Co., Ltd. ...............................................       65,000  $  3,069,719        4.5
    RETAILERS-OTHER
  Southland Corp.{l} -/- {\/} ........................................    1,048,200     2,882,550        4.2
    RETAILERS-OTHER
  Yoshinoya D&C Co., Ltd. ............................................          200     1,735,734        2.5
    RESTAURANTS
  Secom ..............................................................       26,000     1,506,184        2.2
    CONSUMER SERVICES
  Fuji Photo Film ....................................................       31,000     1,082,881        1.6
    CONSUMER SERVICES
  Ezaki Glico Co., Ltd. ..............................................      150,000       853,764        1.3
    RETAILERS-FOOD
  Fast Retailing Co., Ltd. ...........................................       87,000       817,965        1.2
    RETAILERS-APPAREL
  Tsutsumi Jewelry Co., Ltd. .........................................       41,800       553,222        0.8
    RETAILERS-OTHER
                                                                                     ------------
                                                                                       12,502,019
                                                                                     ------------
Consumer Durables (15.9%)
  Sony Corp. .........................................................       42,000     3,629,855        5.3
    CONSUMER ELECTRONICS
  Bridgestone Corp. ..................................................      127,000     3,012,656        4.4
    AUTO PARTS
  Citizen Watch Co., Ltd. ............................................      325,000     2,691,292        3.9
    CONSUMER ELECTRONICS
  Hitachi Ltd. .......................................................      240,000     1,570,840        2.3
    CONSUMER ELECTRONICS
                                                                                     ------------
                                                                                       10,904,643
                                                                                     ------------
Health Care (11.8%)
  Takeda Chemical Industries{z} ......................................      190,000     5,070,514        7.4
    PHARMACEUTICALS
  Yamanouchi Pharmaceutical ..........................................      105,000     2,194,619        3.2
    PHARMACEUTICALS
  Taisho Pharmaceuticals .............................................       43,000       805,453        1.2
    PHARMACEUTICALS
                                                                                     ------------
                                                                                        8,070,586
                                                                                     ------------
Technology (9.9%)
  Matsushita-Kotobuki Electronics Ltd. ...............................      110,000     2,752,586        4.0
    COMPUTERS & PERIPHERALS
  NEC Corp. ..........................................................      230,000     2,150,792        3.1
    SEMICONDUCTORS
  Murata Manufacturing Co., Ltd. .....................................       58,000     1,887,611        2.8
    INSTRUMENTATION & TEST
                                                                                     ------------
                                                                                        6,790,989
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                       F1

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                        VALUE        % OF NET
EQUITY INVESTMENTS                                                        SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (7.8%)
  Nichiei Co., Ltd. ..................................................       47,500  $  3,242,930        4.7
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. ............................................      154,000       991,249        1.5
    OTHER FINANCIAL
  Jafco Co., Ltd. ....................................................       22,000       588,703        0.9
    INVESTMENT MANAGEMENT
  Kokusai Securities Co., Ltd. .......................................       47,000       465,683        0.7
    SECURITIES BROKER
                                                                                     ------------
                                                                                        5,288,565
                                                                                     ------------
Capital Goods (7.2%)
  Canon, Inc. ........................................................      140,000     3,189,412        4.7
    OFFICE EQUIPMENT
  Kurita Water Industries Ltd. .......................................       80,000       948,868        1.4
    ENVIRONMENTAL
  Tsudakoma Corp. ....................................................      300,000       559,774        0.8
    MACHINERY & ENGINEERING
  Higashi Nihon House ................................................       50,000       192,016        0.3
    CONSTRUCTION
                                                                                     ------------
                                                                                        4,890,070
                                                                                     ------------
Consumer Non-Durables (4.6%)
  Amway Japan Ltd.{z} ................................................      125,000     1,328,923        1.9
    HOUSEHOLD PRODUCTS
  Asahi Breweries Ltd. ...............................................      100,000     1,265,640        1.9
    BEVERAGES - ALCOHOLIC
  Paris Miki, Inc. ...................................................       42,000       553,135        0.8
    OTHER CONSUMER GOODS
                                                                                     ------------
                                                                                        3,147,698
                                                                                     ------------
Materials/Basic Industry (3.1%)
  Sekisui Chemical Co., Ltd. .........................................      285,000     1,463,441        2.1
    CHEMICALS
  Toyo Exterior ......................................................       70,000       698,633        1.0
    BUILDING MATERIALS & COMPONENTS
                                                                                     ------------
                                                                                        2,162,074
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $69,791,818) ..........................                 53,756,644       78.6
                                                                                     ------------      -----

                                                                         PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                                  AMOUNT       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Corporate Bonds (1.1%)
  Japan (1.1%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due 4/30/00
     (cost $1,089,201){=} ............................................    1,150,000       768,260        1.1
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                                       F2

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         NUMBER OF      VALUE        % OF NET
OPTIONS                                                                  CONTRACTS     (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
  Simex Nikkei Put Options, strike JPY14,500 expire 9/98 .............           80  $     95,465        0.2
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY15,000 expire 9/98 .............           40        66,536        0.1
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY13,500, expire 9/98 ............           20        11,572         --
    INDEX OPTIONS
                                                                                     ------------      -----

TOTAL OPTIONS (cost $312,378) ........................................                    173,573        0.3
                                                                                     ------------      -----

                                                                                        VALUE        % OF NET
REPURCHASE AGREEMENTS                                                                  (NOTE 1)       ASSETS
----------------------------------------------------------------------               ------------  -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due July 1,
   1998, for an effective yield of 5.70%, collateralized by $8,970,000
   U.S. Treasury Bills, 5.75% due 12/31/98 (market value of collateral
   is $8,981,213, including accrued interest).  ......................                  8,805,000       12.9
  Dated June 30, 1998, with BankAmerica Robertson Stephens, due July
   1, 1998, for an effective yield of 5.20%, collateralized by
   $3,010,000 U.S. Treasury Notes, 5.50% due 2/15/08 (market value of
   the collateral is $3,102,296, including accrued interest).  .......                  3,000,000        4.4
                                                                                     ------------      -----

TOTAL REPURCHASE AGREEMENTS (cost $11,805,000) .......................                 11,805,000       17.3
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $82,998,397)  * ..............................                 66,503,477       97.3
Other Assets and Liabilities .........................................                  1,874,670        2.7
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 68,378,147      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {=}  Security denominated in Swiss Francs.
          * For Federal income tax purposes, cost is $85,518,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,274,621
                 Unrealized depreciation:           (21,289,580)
                                                  -------------
                 Net unrealized depreciation:     $ (19,014,959)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................       727,985       131.03600   8/12/98   $     5,118
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $722,867)............................       727,985                                   5,118
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS A
 PERCENTAGE OF NET ASSETS IS 1.06%.

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................    16,015,664       131.00000   8/12/98       778,229
Japanese Yen............................    16,015,664       131.10000   8/12/98       765,420
Japanese Yen............................    12,375,740       131.03600   8/12/98       597,793
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $46,548,510)..................    44,407,068                               2,141,442
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 64.94%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $ 2,146,560
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      WRITTEN FUTURE CONTRACT OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                            EXPIRATION       NO. OF
DESCRIPTION                                    DATE         CONTRACTS   CURRENCY   MARKET VALUE
----------------------------------------  --------------   -----------  --------  --------------
Simex Nikkei 225 Index Future (Face
 $5,623,919)............................       9/11/98           100       JPY     $ 5,559,703

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $71,193,397) (Note 1).............................  $54,698,477
  Repurchase agreement, at value and cost.....................................................   11,805,000
  U.S. currency....................................................................  $     331
  Foreign currencies (cost $293,481)...............................................    293,481      293,812
                                                                                     ---------
  Receivable for Fund shares sold.............................................................    3,622,288
  Receivable for open forward foreign currency contracts, net (Note 1)........................    2,146,560
  Receivable for initial and variation margin (Note 1)........................................      347,204
  Receivable from A I M Advisors, Inc.........................................................      106,467
  Dividends receivable........................................................................       20,588
  Interest receivable.........................................................................        2,310
                                                                                                -----------
    Total assets..............................................................................   73,042,706
                                                                                                -----------
Liabilities:
  Payable for Fund shares repurchased.........................................................    4,184,044
  Payable for securities purchased............................................................      173,033
  Payable for investment management and administration fees (Note 2)..........................      133,734
  Payable for transfer agent fees (Note 2)....................................................       60,101
  Payable for service and distribution expenses (Note 2)......................................       30,734
  Payable for registration and filing fees....................................................       27,989
  Payable for custodian fees..................................................................       21,209
  Payable for professional fees...............................................................       14,426
  Payable for printing and postage expenses...................................................       12,900
  Payable for Trustees' fees and expenses (Note 2)............................................        3,651
  Payable for fund accounting fees............................................................          710
  Other accrued expenses......................................................................        2,028
                                                                                                -----------
    Total liabilities.........................................................................    4,664,559
                                                                                                -----------
Net assets....................................................................................  $68,378,147
                                                                                                -----------
                                                                                                -----------
Class A:
Net asset value and redemption price per share ($43,219,218 DIVIDED BY 4,783,487 shares
 outstanding).................................................................................  $      9.04
                                                                                                -----------
                                                                                                -----------
Maximum offering price per share (100/94.5 of $9.04) *........................................  $      9.57
                                                                                                -----------
                                                                                                -----------
Class B:
Net asset value and offering price per share ($23,237,481 DIVIDED BY 2,668,709 shares
 outstanding).................................................................................  $      8.71
                                                                                                -----------
                                                                                                -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,921,448 DIVIDED
 BY 210,451 shares outstanding)...............................................................  $      9.13
                                                                                                -----------
                                                                                                -----------
Net assets consist of:
  Paid in capital (Note 4)....................................................................  $92,686,210
  Accumulated net investment loss.............................................................      (81,971)
  Accumulated net realized loss on investments and foreign currency transactions..............   (9,808,762)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.................................................................................    2,141,806
  Net unrealized depreciation of investments..................................................  (16,559,136)
                                                                                                -----------
Total -- representing net assets applicable to capital shares outstanding.....................  $68,378,147
                                                                                                -----------
                                                                                                -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $  474,076
  Dividend income (net of foreign withholding tax of $54,913)................................     311,172
  Securities lending income..................................................................      41,203
                                                                                               ----------
    Total investment income..................................................................     826,451
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................     424,257
  Transfer agent fees (Note 2)...............................................................     206,700
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   79,225
    Class B......................................................................     122,163     201,388
                                                                                   ----------
  Registration and filing fees...............................................................      53,200
  Custodian fees.............................................................................      36,820
  Printing and postage expenses..............................................................      27,150
  Audit fees.................................................................................      19,444
  Legal fees.................................................................................      18,825
  Fund accounting fees (Note 2)..............................................................      11,719
  Trustees' fees and expenses (Note 2).......................................................       6,516
  Other expenses.............................................................................      22,913
                                                                                               ----------
    Total expenses before reductions.........................................................   1,028,932
                                                                                               ----------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)...................................    (106,467)
      Expense reductions (Note 5)............................................................     (14,043)
                                                                                               ----------
    Total net expenses.......................................................................     908,422
                                                                                               ----------
Net investment loss..........................................................................     (81,971)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (9,001,687)
  Net realized gain on foreign currency transactions.............................   5,062,824
                                                                                   ----------
    Net realized loss during the period......................................................  (3,938,863)
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................    (606,853)
  Net change in unrealized depreciation of investments...........................   5,058,306
                                                                                   ----------
    Net unrealized appreciation during the period............................................   4,451,453
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................     512,590
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $  430,619
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                              JUNE 30, 1998  DECEMBER 31,
                                                                               (UNAUDITED)       1997
                                                                              -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment loss.......................................................   $   (81,971)   $  (801,848)
  Net realized loss on investments and foreign currency transactions........    (3,938,863)    (1,309,551)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (606,853)       630,890
  Net change in unrealized appreciation (depreciation) of investments.......     5,058,306     (8,170,261)
                                                                              -------------  -------------
    Net increase (decrease) in net assets resulting from operations.........       430,619     (9,650,770)
                                                                              -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --       (110,678)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --        (61,407)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --        (71,057)
                                                                              -------------  -------------
    Total distributions.....................................................            --       (243,142)
                                                                              -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   145,883,696    280,419,107
  Decrease from capital shares repurchased..................................  (177,120,451)  (267,455,599)
                                                                              -------------  -------------
    Net increase (decrease) from capital share transactions.................   (31,236,755)    12,963,508
                                                                              -------------  -------------
Total increase (decrease) in net assets.....................................   (30,806,136)     3,069,596
Net assets:
  Beginning of period.......................................................    99,184,283     96,114,687
                                                                              -------------  -------------
  End of period *...........................................................   $68,378,147    $99,184,283
                                                                              -------------  -------------
                                                                              -------------  -------------
   * Includes accumulated net investment loss of............................   $   (81,971)   $        --
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          Class A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      Year ended December 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED)(d)  1997(d)     1996(d)     1995(d)       1994        1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.96    $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........        (0.00) *     (0.08)      (0.04)      (0.04)      (0.04)      (0.14)
  Net realized and unrealized gain
   (loss) on investments................         0.08        (0.70)      (0.77)       0.26        0.79        3.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         0.08        (0.78)      (0.81)       0.22        0.75        2.91
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --        (0.02)      (0.43)      (1.37)      (0.21)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.04    $    8.96   $    9.76   $   11.00   $   12.15   $   11.61
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............         0.78%(b)     (7.99)%     (7.43)%      1.94%      6.56%      33.45%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  43,219    $  44,583   $  63,585   $ 111,105   $  98,066   $  88,487
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........        (0.07)%(a)     (0.61)%     (0.40)%     (0.40)%     (0.32)%      (0.3)%
  Without expense reductions and/or
   reimbursement........................        (0.35)%(a)     (0.68)%     (0.50)%     (0.55)%     (0.44)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.97%(a)      1.99%      1.84%       1.99%       1.91%        2.1%
  Without expense reductions and/or
   reimbursement........................         2.25%(a)      2.06%      1.94%       2.14%       2.03%        N/A
Portfolio turnover rate++++.............           38%(a)        58%        31%         67%         49%        104%

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           Class B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      April 1, 1993
                                            JUNE 30,                Year ended December 31,                   to
                                              1998       ----------------------------------------------  December 31,
                                          (UNAUDITED)(d)  1997(d)     1996(d)     1995(d)       1994         1993
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.67    $    9.49   $   10.78   $   12.02   $   11.57     $    9.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.04) *     (0.14)      (0.11)      (0.12)      (0.13)        (0.18)
  Net realized and unrealized gain
   (loss) on investments................         0.08        (0.66)      (0.75)       0.25        0.79          1.90
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         0.04        (0.80)      (0.86)       0.13        0.66          1.72
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --        (0.02)      (0.43)      (1.37)      (0.21)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    8.71    $    8.67   $    9.49   $   10.78   $   12.02     $   11.57
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............         0.46%(b)     (8.42)%     (8.05)%      1.20%      5.81%        17.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  23,237    $  24,250   $  32,116   $  41,274   $  27,355     $   3,699
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........        (0.72)%(a)     (1.26)%     (1.05)%     (1.05)%     (0.97)%        (0.9)%(a)
  Without expense reductions and/or
   reimbursement........................        (1.00)%(a)     (1.33)%     (1.15)%     (1.20)%     (1.09)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         2.62%(a)      2.64%      2.49%       2.64%       2.56%          2.7%(a)
  Without expense reductions and/or
   reimbursement........................         2.90%(a)      2.71%      2.59%       2.79%       2.68%          N/A
Portfolio turnover rate++++.............           38%(a)        58%        31%         67%         49%          104%(a)

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             Advisor Class+++
                                          ------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       Year Ended December 31,  June 1, 1995
                                             JUNE 30,                                   to
                                               1998       -----------------------  December 31,
                                          (UNAUDITED)(d)   1997(d)      1996(d)       1995(d)
                                          --------------  ----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    9.05     $    9.81    $   11.02     $   10.50
                                          --------------  ----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.01*        (0.01)       (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................         0.07         (0.73)       (0.77)         1.89
                                          --------------  ----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         0.08         (0.74)       (0.78)         1.89
                                          --------------  ----------  -----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --         (0.02)       (0.43)        (1.37)
                                          --------------  ----------  -----------  -------------
Net asset value, end of period..........    $    9.13     $    9.05    $    9.81     $   11.02
                                          --------------  ----------  -----------  -------------
                                          --------------  ----------  -----------  -------------

Total investment return (c).............         0.88 %(b)     (7.54)%      (7.14)%       18.14%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   1,921     $  30,351    $     413     $     558
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         0.28 %(a)     (0.26)%      (0.05)%       (0.05)%(a)
  Without expense reductions and/or
   reimbursement........................         0.00 %(a)     (0.33)%      (0.15)%       (0.20)%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.62 %(a)      1.64%       1.49%         1.64%(a)
  Without expense reductions and/or
   reimbursement........................         1.90 %(a)      1.71%       1.59%         1.79%(a)
Portfolio turnover rate++++.............           38 %(a)        58%         31%           67%(a)

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Japan Growth Fund (the "Fund" formerly, GT Global Japan Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                                      F11

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At June 30, 1998, the Fund had segregated securities valued at $5,974,181 and cash of $481,000 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of $3,290,562 were on loan to brokers. The loans were secured by cash collateral of $3,404,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash

                                      F12

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $41,203.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $4,412,250 with a weighted average interest rate of 6.33%. Interest expense for the period ended June 30, 1998, was $3,103, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales are made. For the

                                      F13

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

period ended June 30, 1998, AIM Distributors and GT Global retained $1,034 and $8,184, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $1,128 for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $14,289 and $98,773, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, a Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $12,620,542 and $26,435,339, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                                      F14

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       DECEMBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,202,303  $      118,957,767       18,880,969  $      187,727,101
Shares issued in connection with
  reinvestment of distributions.........               --                  --            9,319              84,712
                                          ---------------  ------------------  ---------------  ------------------
                                               13,202,303         118,957,767       18,890,288         187,811,813
Shares repurchased......................      (13,392,072)       (120,751,220)     (20,434,942)       (203,841,370)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (189,769) $       (1,793,453)      (1,544,654) $      (16,029,557)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................        1,914,601  $       16,766,520        5,059,734  $       49,439,098
Shares issued in connection with
  reinvestment of distributions.........               --                  --            4,729              41,630
                                          ---------------  ------------------  ---------------  ------------------
                                                1,914,601          16,766,520        5,064,463          49,480,728
Shares repurchased......................       (2,044,364)        (17,839,618)      (5,648,959)        (54,991,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (129,763) $       (1,073,098)        (584,496) $       (5,510,687)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        1,122,667  $       10,159,409        4,149,684  $       43,125,403
Shares issued in connection with
  reinvestment of distributions.........               --                  --              126               1,163
                                          ---------------  ------------------  ---------------  ------------------
                                                1,122,667          10,159,409        4,149,810          43,126,566
Shares repurchased......................       (4,265,077)        (38,529,613)        (839,053)         (8,622,814)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................       (3,142,410) $      (28,370,204)       3,310,757  $       34,503,752
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $14,043 under these arrangements.

                                      F15

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                                     NOTES

--------------------------------------------------------------------------------

The AIM Family of Funds-REGISTERED TRADEMARK-

GROWTH FUNDS
AIM Aggressive Growth Fund(1)
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Constellation Fund
AIM Mid Cap Growth Fund(2)
AIM Select Growth Fund(3)
AIM Small Cap Equity Fund(2)
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Weingarten Fund

GROWTH & INCOME FUNDS
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund
AIM Advisor Real Estate Fund
AIM America Value Fund(2)
AIM Balanced Fund
AIM Charter Fund

INCOME FUNDS
AIM Floating Rate Fund(2)
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Dollar Fund(2)
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

INTERNATIONAL GROWTH FUNDS
AIM Advisor International Value Fund
AIM Asian Growth Fund
AIM Developing Markets Fund(2)
AIM Emerging Markets Fund(2)
AIM Europe Growth Fund(2)
AIM European Development Fund
AIM International Equity Fund
AIM International Growth Fund(2)
AIM Japan Growth Fund(2)
AIM Latin American Growth Fund(2)
AIM New Pacific Growth Fund(2)

GLOBAL GROWTH FUNDS
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Worldwide Growth Fund(2)

GLOBAL GROWTH & INCOME FUNDS
AIM Global Growth & Income Fund(2)
AIM Global Utilities Fund

GLOBAL INCOME FUNDS
AIM Global Government Income Fund(2)
AIM Global High Income Fund(2)
AIM Global Income Fund
AIM Strategic Income Fund(2)

THEME FUNDS
AIM Global Consumer Products and Services Fund(2)
AIM Global Financial Services Fund(2)
AIM Global Health Care Fund(2)
AIM Global Infrastructure Fund(2)
AIM Global Resources Fund(2)
AIM Global Telecommunications Fund(2)
AIM New Dimension Fund(2)


(1) AIM Aggressive Growth Fund closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds.
(3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund, including sales charges and expenses, obtain the appropriate prospectus(es) from your financial consultant. Please read the prospectus(es) carefully before you invest or send money.

[LOGO] www.aimfunds.com    A I M Distributors, Inc.   INVEST WITH DISCIPLINE-SM-